UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended July 31, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2014

Shares	Description	Value (US$)
LONG-TERM EQUITY SECURITIES IN EMERGING COUNTRIES—97.1%
COMMON STOCKS—95.1%
BRAZIL—13.9%
COMMERCIAL SERVICES & SUPPLIES—1.0%
92,000	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	$1,508,496

HEALTH CARE PROVIDERS & SERVICES—1.8%
697,000	OdontoPrev SA	2,860,196

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.2%
173,155	Iguatemi Empresa de Shopping Centers SA	1,850,803
134,000	Multiplan Empreendimentos Imobiliarios SA	3,183,515
		5,034,318
ROAD & RAIL—1.7%
171,450	Localiza Rent a Car SA	2,729,597

SOFTWARE—1.5%
140,000	Totvs SA	2,418,336

SPECIALTY RETAIL—0.8%
140,000	Cia Hering	1,303,273

TEXTILES, APPAREL & LUXURY GOODS—2.3%
280,413	Arezzo Industria e Comercio SA	3,537,375

TRANSPORTATION INFRASTRUCTURE—1.6%
161,000	Wilson Sons Ltd., BDR	2,503,617
		21,895,208
CHILE—3.7%
INFORMATION TECHNOLOGY SERVICES—1.1%
745,000	Sonda SA	1,711,326

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.6%
2,192,849	Parque Arauco SA	4,101,793
		5,813,119
CHINA—2.8%
CHEMICALS—1.5%
2,200,000	Yingde Gases Group Co. Ltd.(a)	2,401,172

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
2,130,000	Yanlord Land Group Ltd.(a)	2,056,175
		4,457,347
EGYPT—0.1%
FOOD PRODUCTS—0.1%
101,600	Juhayna Food Industries(b)	147,639

HONG KONG—6.3%
BANKS—1.1%
1,000,000	Dah Sing Banking Group Ltd.(a)	1,788,000

HOTELS, RESTAURANTS & LEISURE—1.0%
450,000	Cafe de Coral Holdings Ltd.(a)	1,603,587

MARINE—1.3%
3,300,000	Pacific Basin Shipping Ltd.(a)	1,987,800

SPECIALTY RETAIL—1.0%
2,700,000	Giordano International Ltd.(a)	1,579,587

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

TEXTILES, APPAREL & LUXURY GOODS—0.9%
1,460,000	Texwinca Holdings Ltd.(a)	$1,372,730

TRANSPORTATION INFRASTRUCTURE—1.0%
136,000	Hong Kong Aircraft Engineering Co. Ltd.(a)	1,573,000
		9,904,704
INDIA—9.8%
CHEMICALS—2.4%
290,000	Castrol (India) Ltd.(a)	1,598,349
85,000	Kansai Nerolac Paints Ltd.	2,223,363
		3,821,712
CONSTRUCTION MATERIALS—1.6%
526,000	Ramco Cements Ltd. (The)	2,481,710

INFORMATION TECHNOLOGY SERVICES—1.4%
293,074	MphasiS Ltd.	2,205,712

PERSONAL PRODUCTS—1.8%
204,372	Godrej Consumer Products Ltd.(a)	2,822,058

PHARMACEUTICALS—1.1%
154,500	Piramal Enterprises Ltd.	1,656,237

ROAD & RAIL—1.5%
109,000	Container Corp. of India(a)	2,331,279
		15,318,708
INDONESIA—7.4%
BANKS—1.2%
15,300,000	Bank Permata Tbk PT	1,823,710

CONSTRUCTION MATERIALS—2.1%
12,840,000	Holcim Indonesia Tbk PT(a)	3,322,355

FOOD PRODUCTS—2.3%
1,148,000	Petra Foods Ltd.	3,625,747

TRADING COMPANIES & DISTRIBUTORS—1.8%
7,665,500	AKR Corporindo Tbk PT(a)	2,890,985
		11,662,797
JORDAN—1.5%
PHARMACEUTICALS—1.5%
75,806	Hikma Pharmaceuticals PLC(a)	2,297,030
		2,297,030
KENYA—1.6%
BEVERAGES—1.6%
753,800	East African Breweries Ltd.	2,549,870

LEBANON—1.0%
BANKS—1.0%
162,000	BLOM Bank SAL, GDR	1,516,320

MALAYSIA—7.5%
AUTOMOBILES—1.0%
640,200	Oriental Holdings Bhd	1,566,447

BEVERAGES—0.9%
32,800	Fraser & Neave Holdings Bhd	182,473
300,000	Guinness Anchor Bhd(a)	1,267,194
		1,449,667

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

FOOD PRODUCTS—1.4%
240,000	United Plantations Bhd	$2,170,213

MULTILINE RETAIL—3.0%
3,737,900	Aeon Co. (M) Bhd	4,713,309

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
1,711,848	SP Setia Bhd(a)	1,878,552
		11,778,188
MEXICO—2.9%
TRANSPORTATION INFRASTRUCTURE—2.9%
147,000	Grupo Aeroportuario del Centro Norte SAB de CV, ADR(b)	4,631,970

NETHERLANDS—1.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
55,000	ASM International NV(a)	2,091,391

NIGERIA—1.3%
BEVERAGES—1.3%
1,749,000	Guinness Nigeria PLC	2,063,366

OMAN—1.2%
BANKS—1.2%
262,000	Bank Muscat SAOG, GDR	1,894,260

PERU—0.9%
CONSTRUCTION & ENGINEERING—0.9%
87,999	Grana y Montero SA, ADR	1,469,583

PHILIPPINES—1.8%
HOTELS, RESTAURANTS & LEISURE—1.8%
705,660	Jollibee Foods Corp.(a)	2,860,710

POLAND—1.7%
FOOD & STAPLES RETAILING—1.7%
215,898	Eurocash SA(a)	2,666,329

REPUBLIC OF SOUTH KOREA—3.5%
BANKS—2.2%
214,283	BS Financial Group, Inc.(a)	3,422,246

MULTILINE RETAIL—1.3%
9,000	Shinsegae Co. Ltd.(a)	2,036,114
		5,458,360
ROMANIA—1.6%
BANKS—1.6%
905,000	BRD-Groupe Societe Generale(b)	2,463,367

RUSSIA—3.1%
BEVERAGES—1.3%
133,150	Synergy Co.(a)(b)	2,124,587

FOOD & STAPLES RETAILING—1.8%
293,532	O’Key Group SA, GDR(a)	2,760,529
		4,885,116
SOUTH AFRICA—8.7%
CHEMICALS—1.4%
1,303,000	African Oxygen Ltd.	2,266,246

DIVERSIFIED FINANCIAL SERVICES—1.6%
267,059	JSE Ltd.	2,473,091

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

FOOD & STAPLES RETAILING—4.3%
555,832		Clicks Group Ltd.	$3,404,555
290,735		SPAR Group Ltd.(a)	3,355,469
			6,760,024
HOTELS, RESTAURANTS & LEISURE—1.4%
196,384		City Lodge Hotels Ltd.	2,142,771
			13,642,132
SRI LANKA—1.2%
INDUSTRIAL CONGLOMERATES—1.2%
1,023,076		John Keells Holdings PLC(a)	1,859,058

THAILAND—5.8%
CONSTRUCTION MATERIALS—1.2%
134,000		Siam City Cement PCL, Foreign Shares(a)	1,837,828

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—1.4%
1,854,000		Hana Microelectronics PCL, Foreign Shares(a)	2,136,344

HEALTH CARE PROVIDERS & SERVICES—1.2%
520,000		Bumrungrad Hospital PCL, Foreign Shares(a)	1,941,882

MEDIA—1.1%
1,086,100		BEC World PCL, Foreign Shares(a)	1,666,248

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
1,020,000		Central Pattana PCL, Foreign Shares(a)	1,502,512
			9,084,814
TURKEY—4.5%
BANKS—0.9%
1,627,000		Turk Ekonomi Bankasi AS(a)(b)	1,533,480

CONSTRUCTION MATERIALS—2.2%
501,702		Cimsa Cimento Sanayi VE Tica(a)	3,435,610

INSURANCE—1.4%
1,593,000		Aksigorta AS(a)	2,167,829
			7,136,919
Total Common Stocks			149,548,305

PRIVATE EQUITY 1.9%
GLOBAL—1.0%
7,248,829	(c)	Emerging Markets Ventures I, L.P.(b)(d)(e)(f)	265,887
2,400,000	(c)	Telesoft Partners II QP, L.P.(b)(e)(f)	1,233,744
			1,499,631
ISRAEL—0.9%
1,674,587	(c)	BPA Israel Ventures, LLC(b)(d)(e)(f)	390,262
2,000,000	(c)	Concord Fund I Liquidating Main Trust(b)(e)(f)	79,400
2,750,000	(c)	Giza GE Venture Fund III, L.P.(b)(e)(f)	255,007
761,184	(c)	Neurone Ventures II, L.P.(b)(e)(f)	497,731
1,280,969	(c)	SVE Star Ventures Enterprises GmbH & Co. No. IX KG(b)(e)(f)	94,715
720,501	(c)	Vidyo, Inc. Trust(b)(e)(f)	90,668
1,375,001	(c)	Walden-Israel Ventures III, L.P.(b)(e)(f)	50,408
			1,458,191
Total Private Equity			2,957,822

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2014

WARRANTS—0.1%
SRI LANKA—0.1%
INDUSTRIAL CONGLOMERATES—0.1%
81,028		John Keells Holdings PLC, expires 11/11/16(b)	$44,924
81,028		John Keells Holdings PLC, expires 11/12/15(b)	39,822
Total Warrants			84,746
		Total Long-Term Equity Securities in Emerging Countries—97.1% (cost $164,595,175)	152,590,873

LONG-TERM EQUITY SECURITIES IN DEVELOPED COUNTRIES—1.5%
COMMON STOCK—1.5%
UNITED STATES—1.5%
INFORMATION TECHNOLOGY SERVICES—1.5%
61,562		EPAM Systems, Inc.(b)	2,379,987
Total Common Stocks			2,379,987

PRIVATE EQUITY —0.0%
UNITED STATES—0.0%
1,952,000	(c)	Technology Crossover Ventures IV, L.P.(b)(d)(e)(f)	8,042
Total Private Equity			8,042
		Total Long-Term Equity Securities in Developed Countries—1.5% (cost $2,570,757)	2,388,029
		Total Investments—98.6% (cost $167,165,932) (g)	154,978,902
		Other Assets in Excess of Liabilities—1.4%	2,140,777
		Net Assets—100.0%	$157,119,679

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	As of July 31, 2014, the aggregate amount of open commitments for the Fund is $1,524,584.
(e)	Illiquid security.
(f)	Restricted security, not readily marketable. See Note (a) of the accompanying Notes to Portfolio of Investments.
(g)	See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (Unaudited)

July 31, 2014

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. In such cases, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in private equity private placement securities, which represented 1.9% of the net assets of the Fund as of July 31, 2014. The private equity private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, under procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon other significant

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (continued)

July 31, 2014

observable inputs, including unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments
Banks	$7,697,657	$6,743,726	$—	$14,441,383
Beverages	4,795,709	3,391,781	—	8,187,490
Chemicals	4,489,609	3,999,521	—	8,489,130
Construction Materials	2,481,710	8,595,793	—	11,077,503
Electronic Equipment Instruments & Components	—	2,136,344	—	2,136,344
Food & Staples Retailing	3,404,555	8,782,327	—	12,186,882
Health Care Providers & Services	2,860,196	1,941,882	—	4,802,078
Hotels, Restaurants & Leisure	2,142,771	4,464,297	—	6,607,068
Industrial Conglomerates	84,746	1,859,058	—	1,943,804
Insurance	—	2,167,829	—	2,167,829
Marine	—	1,987,800	—	1,987,800
Media	—	1,666,248	—	1,666,248
Multiline Retail	4,713,309	2,036,114	—	6,749,423
Personal Products	—	2,822,058	—	2,822,058
Pharmaceuticals	1,656,237	2,297,030	—	3,953,267
Real Estate Management & Development	9,136,111	5,437,239	—	14,573,350
Road & Rail	2,729,597	2,331,279	—	5,060,876
Semiconductors & Semiconductor Equipment	—	2,091,391	—	2,091,391
Specialty Retail	1,303,273	1,579,587	—	2,882,860
Textiles, Apparel & Luxury Goods	3,537,375	1,372,730	—	4,910,105
Trading Companies & Distributors	—	2,890,985	—	2,890,985
Transportation Infrastructure	7,135,587	1,573,000	—	8,708,587
Private Equity	—	—	2,965,864	2,965,864
Other	21,676,577	—	—	21,676,577
Total Investments	$79,845,019	$72,168,019	$2,965,864	$154,978,902

Amounts lists as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. For the period ended July 31, 2014, the securities issued by Castrol (India) Ltd., Container Corp. of India, Godrej Consumer Products Ltd., Hana Microelectronics PCL, O’Key Group SA and SP Setia Bhd in the amounts of $2,136,344, $2,331,279, $2,822,058, $1,267,194, $2,760,529 and $1,878,552, respectively, transferred from

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (concluded)

July 31, 2014

Level 1 to Level 2 because there was a valuation factor applied at July 31, 2014. The securities issued by Bank Permata Tbk PT, Clicks Group Ltd., Fraser & Neave Holdings Bhd, Oriental Holdings Bhd, Petra Foods Ltd., Piramal Enterprises Ltd. and The Ramco Cements Ltd., in the amounts of $1,823,710, $3,404,555, $182,473, $1,566,447, $3,625,747, $1,656,237 and $2,481,710, respectively, transferred from Level 2 to Level 1 because there was not a valuation factor applied at July 31, 2014.

The significant unobservable inputs used in the fair value measurement of the Fund’s private equity holdings are audited financial statements, interim financial statements, capital calls, and distributions. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 7/31/14	Valuation Technique	Unobservable Inputs	Range

Private Equity	$2,965,864	Partner Capital Value/Net Asset Value	Capital Calls & Distributions	$0 - $(91,802)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/13	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Contributed	Distributions / Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 7/31/14
Venture Capital	$2,802,568	—	$(625,157)	$1,025,387	—	$(236,934)	—	—	$2,965,864
Total	$2,802,568	$—	$(625,157)	$1,025,387	$—	$(236,934)	$—	$—	$2,965,864

Change in unrealized appreciation/depreciation relating to investments still held at July 31, 2014 is $436,611.

Below is a chart of the Venture Capital Securities, which as noted above are also considered restricted securities.

Security	Acquisition Date(s)	Cost	Fair Value At 7/31/14	Percent of Net Assets	Distributions Received	Open Commitments
BPA Israel Ventures, LLC	10/05/00 – 12/09/05	989,431	390,262	0.25	268,344	625,413
Concord Fund I Liquidating Main Trust	12/08/97 – 09/29/00	1,194,943	79,400	0.05	1,386,405	—
Emerging Markets Ventures l, L.P.	01/22/98 – 01/10/06	2,509,231	265,887	0.17	7,540,283	851,171
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	1,717,032	255,007	0.16	885,262	—
Neurone Ventures II, L.P.	11/24/00 – 12/21/10	223,817	497,731	0.32	497,731	—
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 – 08/12/08	820,820	94,715	0.06	804,759	—
Technology Crossover Ventures IV, L.P.	03/08/00 – 09/27/10	359,691	8,042	0.01	3,036,050	48,000
Telesoft Partners II QP, L.P.	07/14/00 – 03/01/10	1,285,581	1,233,744	0.79	1,109,561	—
Vidyo, Inc. Trust	10/24/12	461,682	90,668	0.06	—	—
Walden-Israel Ventures III, L.P.	02/23/01 – 10/20/10	692,703	50,408	0.03	1,295,126	—
Total		$10,254,931	$2,965,864	1.90	$16,823,521	$1,524,584

The Fund may incur certain costs in connection with the disposition of the above securities.

(b) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of July 31, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$167,165,932	$11,934,091	$(24,121,121)	$(12,187,030)

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Item 2. Controls and Procedures

a)             The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

a)             Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 25, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 25, 2014